CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
General and administrative expenses	$ 340,508	$ 1,120,250	$ 886,077	$ 2,321,252	$ 4,216,613	$ 368,296
Operating expenses:
Advertising and marketing expense					651,567	1,047,120
Professional fees	78,568	102,484	168,628	132,025	444,012	190,693
Related party consulting fees	118,000	130,925	212,000	213,425	432,425	220,000
Research and development expense	0	2,859,644	0	5,200,219	5,267,581	373,112
Total operating expenses	539,019	4,259,926	1,275,004	8,512,139	11,012,198	2,199,221
Sales and marketing expense	1,943	46,623	8,299	645,218
Loss from operations	(539,019)	(4,259,926)	(1,275,004)	(8,512,139)	(11,012,198)	(2,199,221)
Other expenses:
Amortization of debt discount	0	1,264,931	461,842	1,413,959	(4,629,089)	(303,942)
Financing fees	0	0	0	(43,750)	(43,750)
Interest expense	0	(1,625)	0	(4,014)	(138,944)	(7,409)
Loss from Ebenberg JV	(65,722)	0	(115,050)	0
Loss on extinguishment of debt	(689,621)	(4)	(4,259,987)	(536)	535
Total other (expense)	(755,343)	(1,266,560)	(4,836,879)	(1,462,259)
Net loss	(1,294,362)	(5,526,486)	(6,111,883)	(9,974,398)	(15,882,195)	(2,702,602)
Less net loss attributable to noncontrolling interest	(7,307)	(2,037,053)	(14,732)	(3,214,869)
Net income attributable to common stockholders	$ (1,287,055)	$ (3,489,433)	$ (6,097,151)	$ (6,759,529)
Net loss per common share - basic and diluted	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	373,345,770	234,451,953	369,415,435	328,392,903
Amortization of debt discount					(4,629,089)	(303,942)
Amortization of debt discount, related party					0	(5,000)
Interest expense, related party					0	(76)
Loss from joint venture					(57,678)	0
Loss on settlement of debt					(536)	(186,954)
Total other (expense)					(4,869,997)	(503,381)
Net loss attributable:
Non-controlling interest					(2,580,925)	(216,686)
Common stockholders					$ (13,301,270)	$ (2,485,916)
Net loss per common share - basic and diluted			$ (0.02)	$ (0.02)	$ (0.05)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted			369,415,435	328,392,903	345,160,167	225,497,197